GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 13:-     GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and diagnostic biomarker product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

        The following represents the total revenues for the years ended December 31, 2012, 2011 and 2010 and long-lived assets as of December 31, 2012 and 2011:

	Year ended December 31,
	2012	2011	2010
Revenues from sales to unaffiliated customers:

United States	$-	$-	$750
Europe	-	-	365
Israel	-	-	-

Total revenues	$-	$-	$1,115

	December 31,
	2012	2011
Long-lived assets:

Israel	$483	$497
United States	767	-

Total long-lived assets	$1,250	$497

	Year ended December 31,
	2012	2011	2010
Sales to a single customer exceeding 10%:

Customer A	-	-	67%
Customer B	-	-	13%
Customer C	-	-	11%